Condensed Interim Consolidated Statements of Changes in Equity - USD ($)	Total	Share capital	Additional paid-in capital	Treasury stock	Accumulated surplus /(deficit)
Balance at Dec. 31, 2016	$ 404,269,799	$ 340,613	$ 405,279,257	$ (4,272,477)	$ 2,922,406
Balance (in shares) at Dec. 31, 2016		33,575,610
Share based compensation	457,046	$ 0	457,046	0	0
Repurchase of common stock	(11,262,750)	$ 0	(186,318)	(11,076,432)	0
Repurchase of common stock (in shares)		(1,435,654)
Loss for the period	(12,490,335)	$ 0	0	0	(12,490,335)
Balance at Dec. 31, 2017	380,973,760	$ 340,613	405,549,985	(15,348,909)	(9,567,929)
Balance (in shares) at Dec. 31, 2017		32,139,956
Share based compensation	38,806	$ 0	38,806	0	0
Net proceeds from equity offering	2,224,611	$ 0	(215,516)	2,440,127	0
Net proceeds from equity offering (in shares)		305,459
Loss for the period	(5,172,621)	$ 0	0	0	(5,172,621)
Balance at Mar. 31, 2018	$ 378,064,556	$ 340,613	$ 405,373,275	$ (12,908,782)	$ (14,740,550)
Balance (in shares) at Mar. 31, 2018		32,445,415